ASSETS HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property, plant and equipment	$ 6,947	$ 2,530
Total assets	27,318	15,804
Trade and other current payables	7,188	4,865
Liabilities associated with assets held for sale	20,824	9,740
Assets and liabilities classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Accounts and other receivable, net	28	0
Inventory	6	0
Property, plant and equipment	29	14
Total assets	63	14
Trade and other current payables	9	0
Liabilities associated with assets held for sale	$ 9	$ 0